Subsidiary Preferred Shares - Minimum liquidation preference (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Minimum liquidation preference [Line Items]
Minimum liquidation preference	$ 106,782	$ 93,032
Entrega [Member]
Minimum liquidation preference [Line Items]
Minimum liquidation preference	2,216	2,216
Follica [Member]
Minimum liquidation preference [Line Items]
Minimum liquidation preference	6,405	6,405
Sonde [Member]
Minimum liquidation preference [Line Items]
Minimum liquidation preference	12,000	7,250
Vedanta [Member]
Minimum liquidation preference [Line Items]
Minimum liquidation preference	$ 86,161	$ 77,161